Document and Entity Information	Mar. 18, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 18, 2024
Entity Registrant Name	DELCATH SYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-16133
Entity Tax Identification Number	06-1245881
Entity Address Address Line 1	566 Queensbury Avenue
Entity Address City Or Town	Queensbury
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12804
City Area Code	212
Local Phone Number	489-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DCTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000872912
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1633 Broadway
Entity Address Address Line 2	Suite 22C
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019